Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	April 2015
Distribution Date	5/15/2015
Transaction Month	31
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization	$45,129,840.59	2.855%
YSOA	$24,200,046.33	1.531%
Total Original Pool Balance	$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$141,762,005.37	0.3143282	$114,943,065.01	0.2548627	$26,818,940.36
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$365,992,005.37	0.2421815	$339,173,065.01	0.2244351	$26,818,940.36

Weighted Avg. Coupon (WAC)	4.26%		4.30%
Weighted Avg. Remaining Maturity (WARM)	30.89		30.24
Pool Receivables Balance	$400,592,809.73		$373,486,577.84
Remaining Number of Receivables	46,522		43,764

Adjusted Pool Balance	$397,119,202.18		$370,300,261.82

III. COLLECTIONS

Principal:
Principal Collections	$26,540,811.68
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$450,233.93
Total Principal Collections	$26,991,045.61

Interest:
Interest Collections	$1,402,417.06
Late Fees & Other Charges	$57,488.05
Interest on Repurchase Principal	$-
Total Interest Collections	$1,459,905.11

Collection Account Interest	$211.98
Reserve Account Interest	$63.94
Servicer Advances	$-

Total Collections	$28,451,226.64

IV. DISTRIBUTIONS

Total Collections					$28,451,226.64
Reserve Account Available					$7,781,799.20
Total Available for Distribution					$36,233,025.84
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$333,827.34		$333,827.34	$333,827.34
Collection Account Interest					$211.98
Late Fees & Other Charges					$57,488.05
Total due to Servicer					$391,527.37

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$62,611.55		$62,611.55
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$154,518.55		$154,518.55	$154,518.55

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$27,827,256.88

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$26,818,940.36

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$26,818,940.36
Class A-4 Notes				$-
Class A Notes Total:		$26,818,940.36		$26,818,940.36
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$26,818,940.36		$26,818,940.36

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder	1,008,316.52

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,473,607.55
Beginning Period Amount	$3,473,607.55
Current Period Amortization	$287,291.53
Ending Period Required Amount	$3,186,316.02
Ending Period Amount	$3,186,316.02
Next Distribution Date Amount	$2,924,631.31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%
	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	7.84%	8.41%	8.41%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.43%	43,079	97.61%	$364,544,314.74
30 - 60 Days	1.25%	545	1.91%	$7,149,159.94
61 - 90 Days	0.27%	117	0.40%	$1,504,028.89
91 + Days	0.05%	23	0.08%	$289,074.27
		43,764		$373,486,577.84
Total
Delinquent Receivables 61 + days past due	0.32%	140	0.48%	$1,793,103.16
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.26%	120	0.38%	$1,535,737.66
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.32%	157	0.48%	$2,072,369.78
Three-Month Average Delinquency Ratio	0.30%		0.45%

Repossession in Current Period		32		$394,130.28
Repossession Inventory		64		$304,342.87

Charge-Offs
Gross Principal of Charge-Off for Current Period				$565,420.21
Recoveries				$(450,233.93)
Net Charge-offs for Current Period				$115,186.28

Beginning Pool Balance for Current Period				$400,592,809.73

Net Loss Ratio				0.35%
Net Loss Ratio for 1st Preceding Collection Period				-0.04%
Net Loss Ratio for 2nd Preceding Collection Period				0.20%
Three-Month Average Net Loss Ratio for Current Period				0.17%

Cumulative Net Losses for All Periods(1)				$11,553,530.85
Cumulative Net Losses as a % of Initial Pool Balance				0.73%

Principal Balance of Extensions				$1,804,597.52
Number of Extensions				136

(1) The amount of Cumulative Net Losses for All Periods as of the end of this Collection Period has been increased by $4,850.00 to correct for the understatement of such amount previously reported on the servicer report filed on Form 10-D dated May 21, 2015.